Subsequent Events	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

NOTE 9. SUBSEQUENT EVENTS As described in Note 1, the Company completed the Business Combination and changed its name from Healthcare Merger Corp. to SOC Telemed, Inc. on October 30, 2020.